Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

•        Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

•        Level 2 — Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

•        Level 3 — Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The fair value of Level 1 securities is determined using quoted prices in active markets for identical assets. Level 1 securities consist of highly liquid money market funds. In addition, restricted cash collateralized by money market funds is a financial asset measured at fair value and is a Level 1 financial instrument under the fair value hierarchy.

Financial assets and liabilities are considered Level 2 when their fair values are determined using inputs that are observable in the market or can be derived principally from or corroborated by observable market data, such as pricing for similar securities, recently executed transactions, cash flow models with yield curves, and benchmark securities. In addition, Level 2 financial instruments are valued using comparisons to like-kind financial instruments and models that use readily observable market data as their basis. The Company had no financial instruments classified at Level 2 as of December 31, 2021 and 2020.

Financial assets and liabilities are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques and at least one significant model assumption or input is unobservable. Level 3 liabilities that are measured at fair value on a recurring basis included the derivative tranche liability, which was extinguished in February 2021, and earnout liability, which was recognized in connection with the Business Combination.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at estimated fair value using Level 3 inputs. There were no transfers within the hierarchy during the years ended December 31, 2021 and 2020.

The following tables set forth the fair value of the Company’s financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$83,701	$—	$—	$83,701
Total fair value of assets	$83,701	$—	$—	$83,701

Financial liabilities
Common stock warrant liability	$7,350	$—	$—	$7,350
Earnout liability	—	—	5,743	5,743
Total fair value of financial liabilities	$7,350	$—	$5,743	$13,093
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$18,778	$—	$—	$18,778
Total fair value of assets	$18,778	$—	$—	$18,778

Financial liabilities
Derivative liability	$—	$—	$8,158	$8,158
Total fair value of financial liabilities	$—	$—	$8,158	$8,158

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Derivative tranche liability	Earnout Liability
Fair Value as of January 1, 2020	$4,053	$—
Initial fair value of derivative instrument	—	—
Change in the fair value included in other expense	10,875	—
Settlement of obligation	(6,770)	—
Fair Value as of December 31, 2020	$8,158	$—

Fair Value as of January 1, 2021	$8,158	$—
Initial fair value of earnout liability	—	15,020
Change in the fair value included in other expense (income)	3,501	(9,277)
Settlement of obligation	(11,659)	—
Fair Value as of December 31, 2021	$—	$5,743

The derivative tranche liability was measured using the option pricing method by estimating the value using the Black-Scholes model. The significant inputs used in the Black-Scholes model include the fair value of the redeemable convertible preferred stock, the risk-free interest rate, the expected volatility and the expected term when each tranche will be settled. The fair value of the derivative tranche liability equaled its intrinsic value, a difference between the issued redeemable convertible preferred stock shares’ fair value and the price paid by investors, at the date of settlement in February 2021.

The estimated fair value of the earnout liability is determined using Monte Carlo simulation model, which uses a distribution of potential outcomes on a monthly basis over the earnout period prioritizing the most reliable information available. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones, including the current Company’s common stock price, expected volatility, risk-free rate and expected term. The estimates of fair value are uncertain and changes in any of the estimated inputs used as of the date of this report could have resulted in significant adjustments to the fair value.

The following table presents quantitative information about the inputs and valuation methodologies used for the Company’s fair value measurements classified in Level 3 of the fair value hierarchy at December 31, 2021:

	Fair value (in thousands)	Valuation methodology	Significant unobservalble input
Earnout liability	$5,743	Monte Carlo Simulation	Common stock price	$7.85
			Expected term (in years)	2.73
			Expected volatility	74.00%
			Risk-free interest rate	0.90%

The following table presents quantitative information about the inputs and valuation methodologies used for the Company’s fair value measurements classified in Level 3 of the fair value hierarchy at December 31, 2020:

	Fair value (in thousands)	Valuation methodology	Significant unobservalble input
Derivative tranche liability	$8,158	Black-Scholes	Expected term (in years)	0.16
			Expected volatility	47.02%
			Risk-free interest rate	0.08%
			Expected dividend yield	0.00%